Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2006
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/19/06





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
$342,401
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308   9,390    833,225      SH          DEFINED             833,225
American Natl Bankshare Com        027745108     426     18,000      SH          SOLE                 18,000
Assurant                Com        04621X108   3,883     72,705      SH          DEFINED              72,705
Atlas America           Com        049167109     392      9,173      SH          SOLE                  9,173
Baker Michael Corp      Com        057149106   6,995    343,587      SH          DEFINED             343,587
Berkley, WR             Com        084423102   1,967     55,575      SH          SOLE                 55,575
Brush Engineered        Com        117421107   3,771    151,625      SH          DEFINED             151,625
CNX Gas Corp            Com        12618H309   1,241     53,575      SH          DEFINED              53,575
CIT Group               Com        125581108   2,953     60,725      SH          DEFINED              60,725
ConocoPhillips          Com        20825C104   1,789     30,051      SH          DEFINED              30,051
EFJ Inc.                Com        26843B101     459     62,100      SH          SOLE                 62,100
EOG Res Inc.            Com        26875P101   4,615     70,950      SH          DEFINED              70,950
Emcor Group             Com        29084Q100  10,394    189,536      SH          DEFINED             189,536
Emerson Elec Co.        Com        291011104   2,833     33,785      SH          DEFINED              33,785
Energen Corp.           Com        29265N108   6,960    166,240      SH          DEFINED             166,240
FTI Consulting          Com        302941109  12,305    491,040      SH          DEFINED             491,040
First Potomac           Com        33610F109     391     12,960      SH          DEFINED              12,960
Griffon Corp.           Com        398433102   1,278     53,550      SH          DEFINED              53,550
John Hancock Bk      SHBENINT      409735107   1,027    105,680      SH          SOLE                105,680
Horizon Offshore        ComNew     44043J204   5,673    331,738      SH          SOLE                331,738
KMG America Corp.       Com        482563103   8,868  1,206,575      SH          DEFINED           1,206,575
Middleburg Financial    Com        596094102     858     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   9,263    634,881      SH          DEFINED             634,881
Neoware                 Com        64065P102   1,155     85,000      SH          DEFINED              85,000
OceanFirst              Com        675234108     245     11,434      SH          SOLE                 11,434
PartnerRe Holdings      Com        G6852T105   6,467     95,708      SH          DEFINED              95,708
PFF Bancorp             Com        69331W104   1,838     49,638      SH          SOLE                 49,638
PPL Corporation         Com        69351T106   8,547    259,775      SH          DEFINED             259,775
Patriot Ntl Bancorp     Com        70336F104     722     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     524     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   5,290    474,850      SH          DEFINED             474,850
Provident Bankshares    Com        743859100     970     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   2,574    210,279      SH          DEFINED             210,279
Rosetta Resources       Com        777779307     627     36,500      SH          SOLE                 36,500
Rush Enterprises        CLA        781846209   6,709    402,209      SH          DEFINED             402,209
Rush Enterprises        CLB        781846308   3,074    197,199      SH          SOLE                197,199
SAIA Inc.               Com        78709Y105     919     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,313     42,871      SH          DEFINED              42,871
Suncor Energy           Com        867229106  13,708    190,250      SH          DEFINED             190,250
USI Hldgs               Com        90333H101   7,797    575,437      SH          DEFINED             575,437
United America          CLA        90933T109   9,916    441,298      SH          DEFINED             441,298
Urstadt Biddle Pptys    CLA        917286205     500     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   8,918    651,420      SH          DEFINED             651,420
Washington Mutual       Com        939322103   2,938     67,581      SH          DEFINED              67,581
Waste Industries        Com        941057101   4,730    175,016      SH          DEFINED             175,016
Agere Sys          Note 6.5 12/1   00845VAA8  12,136 12,062,000      PRN         DEFINED          12,062,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,260  2,449,000      PRN         DEFINED           2,449,000
Amazon.com Inc.    Note 4.75 2/0   023135AF3  11,209 11,500,000      PRN         DEFINED          11,500,000
BEA Systems        Note 4.0 12/1   073325AD4   6,458  6,471,000      PRN         DEFINED           6,471,000
Ciena Corp.        Note 3.75 2/0   171779AA9  12,548 12,944,000      PRN         DEFINED          12,944,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   7,500  7,558,000      PRN         SOLE              7,558,000
Emulex Corp.       Note 0.25 12/1  292475AD2     489    494,000      PRN         DEFINED             494,000
Hanover Compressor Note 4.75  3/1  410768AC9     464    475,000      PRN         SOLE                475,000
I2 Technologies    Note 5.25 12/1  465754AF6   1,855  1,857,000      PRN         DEFINED           1,857,000
Mercury Interact   Note 4.75 7/0   589405AB5  14,993 14,861,000      PRN         DEFINED          14,861,000
Mercury Interact   Note      5/0   589405AD1   6,955  6,485,000      PRN         SOLE              6,485,000
Millennium Pharm   Note 5.5  1/1   599902AB9  13,134 13,141,000      PRN         DEFINED          13,141,000
Nektar Ther        Note 5.0  2/0   457191AF1   4,659  4,680,000      PRN         DEFINED           4,680,000
Nektar Ther        Note 3.5 10/1   457191AH7  10,011 10,295,000      PRN         DEFINED          10,295,000
Photronics         Note 4.75 12/1  719405AC6   2,871  2,779,000      PRN         DEFINED           2,779,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,745 12,903,000      PRN         DEFINED          12,903,000
Sanmina SCI Corp   Note 3.0  3/1   783890AF3   6,917  7,024,000      PRN         DEFINED           7,024,000
Sepracor           SDCV 5.0  2/1   817315AL8  15,233 15,266,000      PRN         DEFINED          15,266,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,263  8,475,000      PRN         DEFINED           8,475,000
Wind River System  Note 3.75 12/1  973149AE7   2,489  2,509,000      PRN         DEFINED           2,509,000
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